UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-07432

        Nuveen Premium Income Municipal Fund 4, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:          07/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Premium Income Municipal Fund 4, Inc. (NPT)
	July 31, 2005

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Alabama - 3.4% (2.2% of Total Investments)
$2,395	Alabama Housing Finance Authority, FNMA Multifamily Housing Revenue Bonds, South Bay Apartments,	2/11 at 102.00	AAA	$2,532,713
	Series 2000K, 5.950%, 2/01/33 (Alternative Minimum Tax)
11,895	Alabama Special Care Facilities Financing Authority, Birmingham, Hospital Revenue Bonds, Daughters	11/05 at 101.00	Aaa	12,061,649
	of Charity National Health System - Providence Hospital and St. Vincent's Hospital, Series 1995,
	5.000%, 11/01/25
5,150	Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds, Series 2001, 5.750%, 12/01/16	12/11 at 101.00	A-	5,586,051

	Alaska - 0.8% (0.5% of Total Investments)
3,065	Alaska Municipal Bond Bank Authority, General Obligation Bonds, Series 2003E, 5.250%, 12/01/26 -	12/13 at 100.00	AAA	3,297,082
	MBIA Insured
1,665	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A, 5.000%,	12/14 at 100.00	AAA	1,741,390
	12/01/30 - FGIC Insured

	Arizona - 1.6% (1.0% of Total Investments)
5,000	Arizona Tourism and Sports Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project,	7/13 at 100.00	Aaa	5,248,150
	Series 2003A, 5.000%, 7/01/31 - MBIA Insured
4,100	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue	12/13 at 100.00	AAA	4,380,563
	Bonds, Series 2003, 5.000%, 12/01/18 - MBIA Insured

	Arkansas - 0.0% (0.0% of Total Investments)
75	Arkansas Development Finance Authority, FHA-Insured or VA Guaranteed Single Family Mortgage	8/05 at 100.00	AA	75,217
	Revenue Refunding Bonds, Series 1991A, 8.000%, 8/15/11
81	Jacksonville Residential Housing Facilities Board, Arkansas, FNMA Mortgage-Backed Securities	1/06 at 101.00	Aaa	81,719
	Program Single Family Mortgage Revenue Refunding Bonds, Series 1993A-2, 7.900%, 1/01/11
131	Lonoke County Residential Housing Facilities Board, Arkansas, FNMA Mortgage-Backed Securities	10/05 at 103.00	Aaa	133,588
	Program Single Family Mortgage Revenue Refunding Bonds, Series 1993A, 7.900%, 4/01/11

	California - 8.4% (5.5% of Total Investments)
17,000	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist Health	3/13 at 100.00	A	17,229,500
	System/West, Series 2003A, 5.000%, 3/01/33
2,000	California Infrastructure Economic Development Bank, Revenue Bonds, Kaiser Hospital Assistance LLC,	8/11 at 102.00	A+	2,130,460
	Series 2001A, 5.550%, 8/01/31
12,000	California, General Obligation Bonds, Series 2003, 5.250%, 2/01/22	8/13 at 100.00	A	12,941,280
4,500	California, General Obligation Bonds, Series 2004, 5.100%, 2/01/34	2/09 at 100.00	A	4,639,770
1,800	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.500%,	5/12 at 101.00	AAA	2,016,126
	5/01/14 - AMBAC Insured
4,780	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series 1995A,	No Opt. Call	AAA	3,458,330
	0.000%, 1/01/14
1,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds,	6/13 at 100.00	BBB	1,151,800
	Series 2003A-1, 6.750%, 6/01/39
3,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2001A-3,	7/06 at 100.00	AA-	3,048,330
	5.375%, 7/01/20
795	Santa Clara Valley Water District, California, Water Utility System Revenue Bonds, Series 2000A,	6/10 at 100.00	AA	844,171
	5.000%, 6/01/18
1,945	South Gate Public Financing Authority, California, Water Revenue Refunding Bonds, Series 1996A,	No Opt. Call	AAA	2,248,284
	6.000%, 10/01/12 - FGIC Insured

	Colorado - 6.2% (4.0% of Total Investments)
6,500	Adams 12 Five Star Schools, Adams County, Colorado, General Obligation Bonds, Series 2005, 4.750%,	12/15 at 100.00	AAA	6,767,410
	12/15/23 - FSA Insured
2,000	Colorado Health Facilities Authority, Revenue Refunding Bonds, Catholic Health Initiatives, Series	9/11 at 100.00	AA	2,099,120
	2001, 5.250%, 9/01/21
805	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 1999C-3, 6.750%, 10/01/21	10/09 at 105.00	Aa2	824,578
3,040	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1991D, 7.750%, 11/15/13	No Opt. Call	A	3,553,882
	(Alternative Minimum Tax)
	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center Hotel,
	Series 2003A:
2,940	5.000%, 12/01/20 - XLCA Insured	12/13 at 100.00	AAA	3,104,934
10,000	5.000%, 12/01/33 - XLCA Insured	12/13 at 100.00	AAA	10,432,200
4,345	El Paso County School District 20, Academy, Colorado, General Obligation Bonds, Series 2002,	12/12 at 100.00	Aaa	4,780,586
	5.250%, 12/15/17 - FGIC Insured
755	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004, 5.000%,	12/14 at 100.00	AAA	808,945
	12/15/22 - FSA Insured
4,125	Municipal Subdistrict Northern Colorado Water District, Revenue Bonds, Series 1997G, 5.250%,	12/07 at 101.00	AAA	4,359,011
	12/01/15 - AMBAC Insured

	Connecticut - 0.5% (0.3% of Total Investments)
3,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 1996C-2,	5/06 at 102.00	AAA	3,096,990
	6.250%, 11/15/18

	District of Columbia - 5.4% (3.5% of Total Investments)
6,000	District of Columbia, General Obligation Bonds, Series 1993B-2, 5.500%, 6/01/10 - FSA Insured	No Opt. Call	AAA	6,541,020
4,250	District of Columbia, Hospital Revenue Refunding Bonds, Medlantic Healthcare Group, Series 1993A,	8/06 at 102.00	AAA	4,445,585
	5.750%, 8/15/14 - MBIA Insured
5	District of Columbia, General Obligation Bonds, Series 1993E, 6.000%, 6/01/09 - CAPMAC Insured	12/05 at 100.00	AAA	5,014
	District of Columbia, General Obligation Refunding Bonds, Series 1993A:
1,585	6.000%, 6/01/07 - MBIA Insured	No Opt. Call	AAA	1,631,425
7,215	6.000%, 6/01/07 - MBIA Insured	No Opt. Call	AAA	7,424,019
	District of Columbia, Revenue Bonds, Georgetown University, Series 2001A:
9,670	0.000%, 4/01/26 - MBIA Insured	4/11 at 42.15	AAA	3,122,346
15,235	0.000%, 4/01/30 - MBIA Insured	4/11 at 32.93	AAA	3,816,368
5,000	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax Revenue	10/08 at 101.00	AAA	5,330,750
	Bonds, Series 1998, 5.250%, 10/01/12 - AMBAC Insured

	Florida - 6.6% (4.3% of Total Investments)
5,000	Broward County School Board, Florida, Certificates of Participation, Series 2003, 5.000%, 7/01/28 -	7/13 at 100.00	AAA	5,255,000
	MBIA Insured
2,500	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Bonds,	6/06 at 101.00	AAA	2,577,625
	Series 1996A, 5.250%, 6/01/22 (Pre-refunded to 6/01/06)
5,000	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Series	10/13 at 100.00	AAA	5,368,650
	2003A, 5.250%, 10/01/18 (Alternative Minimum Tax) - MBIA Insured
9,000	JEA, Florida, Water and Sewerage System Revenue Bonds, Series 2001A, 5.200%, 10/01/20	10/05 at 100.00	AA-***	9,039,690
	(Pre-refunded to 10/01/05)
5,000	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Bonds,	12/05 at 101.00	BB+	5,083,500
	Indiantown Cogeneration LP, Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)
1,380	Miami-Dade County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Sunset Bay	1/11 at 102.00	AAA	1,468,375
	Apartments, Series 2000-5A, 5.850%, 7/01/20 (Alternative Minimum Tax) - FSA Insured
9,500	Sunrise, Florida, Utility System Revenue Refunding Bonds, Series 1998, 5.000%, 10/01/28 - AMBAC Insured	10/18 at 100.00	AAA	10,247,365

	Georgia - 2.5% (1.6% of Total Investments)
4,400	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/22 - FGIC Insured	No Opt. Call	AAA	5,123,492
2,880	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 1992B, 8.250%, 1/01/11	No Opt. Call	A+	3,529,901
5,500	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 1993B, 5.700%, 1/01/19 -	No Opt. Call	AAA	6,380,880
	FGIC Insured

	Hawaii - 1.0% (0.6% of Total Investments)
	Honolulu City and County, Hawaii, General Obligation Refunding and Improvement Bonds, Series 1993B:
1,580	5.000%, 10/01/13	No Opt. Call	Aaa	1,735,914
3,720	5.000%, 10/01/13	No Opt. Call	Aa2	4,055,432

	Illinois - 14.4% (9.3% of Total Investments)
4,000	Chicago Board of Education, Illinois, General Obligation Lease Certificates, Series 1992A, 6.250%,	No Opt. Call	AAA	4,631,840
	1/01/15 - MBIA Insured
5,550	Chicago, Illinois, Revenue Bonds, Midway Airport, Series 2001A, 5.125%, 1/01/26 (Alternative	1/11 at 101.00	AAA	5,748,634
	Minimum Tax) - FSA Insured
5,000	Chicago, Illinois, Sales Tax Revenue Bonds, Series 1998, 5.250%, 1/01/28 - FGIC Insured	7/08 at 102.00	AAA	5,318,450
	Cook County School District 99, Cicero, Illinois, General Obligation School Bonds, Series 1997:
1,455	8.500%, 12/01/13 - FGIC Insured	No Opt. Call	Aaa	1,943,414
1,685	8.500%, 12/01/15 - FGIC Insured	No Opt. Call	Aaa	2,347,593
6,140	Illinois Development Finance Authority, GNMA Collateralized Mortgage Revenue Bonds, Greek American	4/11 at 105.00	Aaa	6,519,329
	Nursing Home Committee, Series 2000A, 7.600%, 4/20/40
1,385	Illinois Finance Authority, General Obligation Debt Certificates, Local Government Program -	12/14 at 100.00	Aaa	1,489,180
	Kankakee County, Series 2005B, 5.000%, 12/01/18 - AMBAC Insured
	Illinois Health Facilities Authority, Revenue Refunding Bonds, Lutheran General Health System,
	Series 1993C:
4,420	7.000%, 4/01/08	No Opt. Call	A+	4,688,073
4,075	7.000%, 4/01/14	No Opt. Call	A+	4,949,780
4,000	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002, 5.500%, 5/15/32	5/12 at 100.00	Baa2	4,142,800
4,000	Illinois Health Facilities Authority, FHA-Insured Mortgage Revenue Refunding Bonds, Sinai Health	8/13 at 100.00	AAA	4,173,480
	System, Series 2003, 5.150%, 2/15/37
2,225	Illinois Housing Development Authority, Multifamily Program Bonds, Series 1994-5, 6.650%, 9/01/14	9/05 at 101.00	A+	2,261,735
3,410	Illinois Housing Development Authority, Section 8 Elderly Housing Revenue Bonds, Skyline Towers	11/05 at 100.00	A-	3,519,120
	Apartments, Series 1992B, 6.875%, 11/01/17
9,795	Lake, Cook, Kane and McHenry Counties Community Unit School District 220, Barrington, Illinois,	No Opt. Call	AAA	11,046,311
	School Refunding Bonds, Series 2002, 5.250%, 12/01/19 - FSA Insured
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
9,500	0.000%, 6/15/24 - MBIA Insured	6/22 at 101.00	AAA	5,829,770
4,540	5.000%, 12/15/28 - MBIA Insured	6/12 at 101.00	AAA	4,745,617
36,040	0.000%, 6/15/40 - MBIA Insured	No Opt. Call	AAA	6,775,160
3,050	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois,	No Opt. Call	AAA	3,871,457
	General Obligation Bonds, Series 1990A, 7.200%, 11/01/20 - AMBAC Insured
1,362	Wood River Township, Madison County, Illinois, General Obligation Bonds, Series 1993, 6.625%, 2/01/14	8/05 at 101.00	N/R	1,299,504

	Indiana - 9.0% (5.8% of Total Investments)
22,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Clarian Health Obligated	8/10 at 101.50	AAA	24,059,640
	Group, Series 2000A, 5.500%, 2/15/30 - MBIA Insured
3,000	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Columbus Regional	No Opt. Call	AAA	3,610,350
	Hospital, Series 1993, 7.000%, 8/15/15 - FSA Insured
2,800	Indiana Health Facility Financing Authority, Revenue Bonds, Community Hospitals of Indiana, Series	5/15 at 100.00	AAA	2,938,712
	2005A, 5.000%, 5/01/35 - AMBAC Insured
3,965	Indiana Educational Facilities Authority, Revenue Bonds, Butler University, Series 2001, 5.500%,	2/11 at 100.00	AAA	4,309,321
	2/01/26 - MBIA Insured
1,500	Indiana Educational Facilities Authority, Revenue Bonds, University of Indianapolis, Series 1999,	10/09 at 101.00	AAA	1,645,620
	5.750%, 10/01/19 - FSA Insured
	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 2003A:
4,000	5.000%, 6/01/23 - FSA Insured	6/13 at 100.00	AAA	4,218,480
6,000	5.000%, 6/01/24 - FSA Insured	6/13 at 100.00	AAA	6,315,840
710	Kokomo Hospital Authority, Indiana, Hospital Revenue Refunding Bonds, St. Joseph Hospital and	8/05 at 100.00	N/R***	711,093
	Health Center, Series 1993, 6.250%, 8/15/05
5,000	Metropolitan School District Warren Township Vision 2005 School Building Corporation, Marion	1/11 at 100.00	AAA	5,511,900
	County, Indiana, First Mortgage Bonds, Series 2000, 5.500%, 7/15/20 (Pre-refunded to 1/15/11) -
	FGIC Insured

	Iowa - 0.0% (0.0% of Total Investments)
40	Davenport, Iowa, Home Ownership Mortgage Revenue Refunding Bonds, Series 1994, 7.900%, 3/01/10	9/05 at 101.00	Aa2	40,276

	Kansas - 1.8% (1.2% of Total Investments)
2,000	Olathe, Kansas, Health Facilities Revenue Bonds, Olathe Medical Center, Series 2000A, 5.500%,	9/10 at 100.00	AAA	2,164,560
	9/01/25 - AMBAC Insured
6,825	Sedgwick County Unified School District 259, Wichita, Kansas, General Obligation Bonds, Series	9/10 at 100.00	AA	6,560,122
	2000, 3.500%, 9/01/16
1,750	Wamego, Kansas, Pollution Control Revenue Bonds, Kansas Gas and Electric Company, Series 2004,	6/14 at 100.00	AAA	1,896,055
	5.300%, 6/01/31 - MBIA Insured

	Louisiana - 1.8% (1.1% of Total Investments)
3,070	Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax Revenue Refunding	12/12 at 100.00	AAA	3,348,510
	Bonds, Series 2002, 5.250%, 12/01/20 - AMBAC Insured
1,750	Louisiana Local Government Environmental Facilities and Community Development Authority, GNMA	6/12 at 105.00	Aaa	1,943,848
	Collateralized Mortgage Revenue Refunding Bonds, Sharlo Apartments, Series 2002A, 6.500%, 6/20/37
4,915	Orleans Levee District, Louisiana, Levee District General Obligation Bonds, Series 1986, 5.950%,	12/05 at 103.00	AAA	5,113,910
	11/01/14 - FSA Insured

	Maine - 2.5% (1.6% of Total Investments)
7,520	Maine Educational Loan Marketing Corporation, Student Loan Revenue Bonds, Subordinate Series	No Opt. Call	A2	7,675,514
	1994B-2, 6.250%, 11/01/06 (Alternative Minimum Tax)
6,635	Maine State Housing Authority, Mortgage Purchase Bonds, Series 2000C-1, 6.050%, 11/15/31	5/10 at 100.00	AA+	6,947,442
	(Alternative Minimum Tax)

	Maryland - 2.7% (1.7% of Total Investments)
3,135	Maryland Community Development Administration, Housing Revenue Bonds, Series 1996A, 5.875%, 7/01/16	1/07 at 102.00	Aa2	3,241,904
2,900	Maryland Community Development Administration, Housing Revenue Bonds, Series 1997A, 6.000%,	7/07 at 102.00	Aa2	3,012,230
	7/01/39 (Alternative Minimum Tax)
6,800	Montgomery County Housing Opportunities Commission, Maryland, GNMA/FHA-Insured Multifamily Housing	7/06 at 102.00	Aa2	7,107,836
	Revenue Bonds, Series 1996B, 6.400%, 7/01/28 (Alternative Minimum Tax)
2,315	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development	7/10 at 100.00	Aaa	2,448,483
	Bonds, Series 2000B, 6.125%, 7/01/20 (Alternative Minimum Tax)

	Massachusetts - 0.6% (0.4% of Total Investments)
3,585	Massachusetts Development Finance Agency, Revenue Bonds, Curry College, Series 2005A, 5.000%,	3/15 at 100.00	A	3,637,520
	3/01/35 - ACA Insured

	Michigan - 6.3% (4.1% of Total Investments)
6,000	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	AAA	6,328,680
	7/01/35 - MBIA Insured
10,450	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 1997A, 5.000%, 7/01/27 -	7/07 at 101.00	AAA	10,842,398
	MBIA Insured
	Hancock Hospital Finance Authority, Michigan, FHA-Insured Mortgage Hospital Revenue Bonds, Portage
	Health System Inc., Series 1998:
1,050	4.625%, 8/01/18 - MBIA Insured	8/08 at 100.00	AAA	1,059,639
4,400	5.450%, 8/01/47 - MBIA Insured	8/08 at 100.00	AAA	4,639,668
5,000	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003II,	10/13 at 100.00	AAA	5,248,500
	5.000%, 10/15/29 - MBIA Insured
10,500	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center Obligated	8/08 at 101.00	BB-	9,574,110
	Group, Series 1998A, 5.250%, 8/15/23

	Minnesota - 0.9% (0.6% of Total Investments)
1,395	Minneapolis-St. Paul Housing Finance Board, Minnesota, FNMA/GNMA Mortgage-Backed Securities Program	11/07 at 102.00	AAA	1,442,095
	Single Family Mortgage Revenue Bonds, Series 1997, 5.800%, 11/01/30 (Alternative Minimum Tax)
3,500	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Series	1/11 at 100.00	AAA	3,723,545
	2001A, 5.250%, 1/01/25 - FGIC Insured

	Mississippi - 1.9% (1.2% of Total Investments)
1,285	Jones County, Mississippi, Hospital Revenue Refunding Bonds, South Central Regional Medical Center	12/07 at 100.00	BBB+	1,307,847
	Project, Series 1997, 5.350%, 12/01/10
2,000	Mississippi Higher Education Assistance Corporation, Student Loan Revenue Bonds, Senior Series	9/05 at 100.00	Aaa	2,004,200
	1993B, 5.800%, 9/01/06 (Alternative Minimum Tax)
1,875	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	N/R	1,933,631
	Healthcare, Series 2004B-1, 5.000%, 9/01/24
5,180	Mississippi, General Obligation Refunding Bonds, Series 2002A, 5.500%, 12/01/18	No Opt. Call	AA	5,997,249

	Missouri - 0.4% (0.2% of Total Investments)
2,000	St. Louis, Missouri, Airport Revenue Bonds, Airport Development Program, Series 2001A, 5.000%,	7/11 at 100.00	AAA	2,079,340
	7/01/26 - MBIA Insured

	Nebraska - 1.6% (1.0% of Total Investments)
9,000	NebHelp Inc., Nebraska, Senior Subordinate Bonds, Student Loan Program, Series 1993A-5A, 6.250%,	No Opt. Call	AAA	9,481,590
	6/01/18 (Alternative Minimum Tax)- MBIA Insured

	Nevada - 4.5% (2.9% of Total Investments)
7,000	Clark County, Nevada, Motor Vehicle Fuel Tax Highway Improvement Revenue Bonds, Series 2003,	7/13 at 100.00	AAA	7,410,130
	5.000%, 7/01/23 - AMBAC Insured
10,420	Clark County School District, Nevada, General Obligation Bonds, Series 2002C, 5.500%, 6/15/18	6/12 at 100.00	AAA	11,668,108
	(Pre-refunded to 6/15/12) - MBIA Insured
4,500	Clark County School District, Nevada, General Obligation School Improvement Bonds, Series 1991A,	No Opt. Call	AAA	5,208,210
	7.000%, 6/01/10 - MBIA Insured
5,425	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail	No Opt. Call	AAA	2,153,508
	Project, First Tier, Series 2000, 0.000%, 1/01/25 - AMBAC Insured

525	Nevada Housing Division, Single Family Mortgage Bonds, Senior Series 1992B-1, 6.200%, 10/01/15	10/05 at 101.00	A1	530,969

	New Jersey - 4.0% (2.6% of Total Investments)

1,100	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Trinitas Hospital Obligated	7/10 at 101.00	BBB-	1,239,799
	Group, Series 2000, 7.500%, 7/01/30

	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
2,345	6.500%, 1/01/16 - MBIA Insured	No Opt. Call	AAA	2,813,062
1,180	6.500%, 1/01/16 - MBIA Insured	No Opt. Call	AAA	1,417,864

13,890	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series	6/12 at 100.00	BBB	14,662,979
	2002, 5.750%, 6/01/32

3,125	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series	6/13 at 100.00	BBB	3,693,313
	2003, 6.750%, 6/01/39

	New York - 9.0% (5.8% of Total Investments)

1,200	Hempstead Industrial Development Agency, New York, Resource Recovery Revenue Refunding Bonds,	No Opt. Call	BB+	1,256,556
	American Ref-Fuel Company of Hempstead LP, Series 2001, 5.000%, 12/01/10 (Mandatory put 6/01/10)

	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series
	1998C:
1,350	5.000%, 5/01/26 (Pre-refunded to 5/01/08)	5/08 at 101.00	AAA	1,436,792
35	5.000%, 5/01/26 (Pre-refunded to 5/01/08)	5/08 at 101.00	AAA	37,250
15,530	5.000%, 5/01/26	5/08 at 101.00	AAA	15,985,495

	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series
	2000C:
3,630	5.875%, 11/01/16 (Pre-refunded to 5/01/10)	5/10 at 101.00	AAA	4,092,898
1,155	5.500%, 11/01/24 (Pre-refunded to 5/01/10)	5/10 at 101.00	AAA	1,282,223
3,845	5.500%, 11/01/24	5/10 at 101.00	AAA	4,199,201

220	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series	5/10 at 101.00	AAA	247,848
	2000A, 5.875%, 11/01/16 (Pre-refunded to 5/01/10)

1,590	New York State Medical Care Facilities Finance Agency, FHA-Insured Mortgage Revenue Bonds, Hospital	8/05 at 100.00	AAA	1,590,334
	and Nursing Home Projects, Series 1992B, 6.200%, 8/15/22

4,200	New York State Medical Care Facilities Finance Agency, FHA-Insured Mortgage Revenue Bonds, Kenmore	8/05 at 102.00	AA	4,293,996
	Mercy Hospital, Series 1995B, 6.150%, 2/15/35

3,365	New York State Medical Care Facilities Finance Agency, FHA-Insured Hospital and Nursing Home	8/05 at 101.00	AA	3,407,264
	Mortgage Revenue Bonds, Series 1994A, 6.200%, 2/15/21

6,250	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal	No Opt. Call	AAA	7,200,062
	LLC, Sixth Series 1997, 6.250%, 12/01/15 (Alternative Minimum Tax) - MBIA Insured

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State
	Contingency Contract-Backed Bonds, Series 2003A-1:
5,400	5.500%, 6/01/16	6/10 at 100.00	AA-	5,895,504
2,500	5.500%, 6/01/18	6/12 at 100.00	AA-	2,783,150

	North Carolina - 3.2% (2.0% of Total Investments)

2,675	Charlotte, North Carolina, Water and Sewerage System Revenue Bonds, Series 2001, 5.500%, 6/01/13	6/11 at 101.00	AAA	2,985,434

2,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 1992, 6.000%,	No Opt. Call	AAA	2,248,600
	1/01/11 - MBIA Insured

10,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.250%,	1/13 at 100.00	AAA	10,896,100
	1/01/18 - MBIA Insured

2,445	North Carolina Infrastructure Finance Corporation, Certificates of Participation, Correctional	2/14 at 100.00	AA+	2,584,585
	Facilities, Series 2004A, 5.000%, 2/01/21

	Ohio - 2.3% (1.5% of Total Investments)

9,000	Cleveland, Ohio, Airport System Revenue Bonds, Series 2000A, 5.000%, 1/01/31 - FSA Insured	1/10 at 101.00	AAA	9,290,520
3,000	Franklin County, Ohio, Development Revenue Bonds, American Chemical Society, Series 1999,	10/09 at 101.00	A	3,227,850
	5.800%,10/01/14
1,000	Franklin County, Ohio, FHA-Insured Multifamily Housing Mortgage Revenue Bonds, Hamilton Creek	1/06 at 102.00	Aa	1,016,940
	Apartments Project, Series 1994A, 5.550%, 7/01/24 (Alternative Minimum Tax)

	Oklahoma - 0.7% (0.4% of Total Investments)
380	Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds, Homeownership Loan Program,	3/10 at 101.00	Aaa	403,153
	Series 2000C-2, 6.200%, 9/01/28 (Alternative Minimum Tax)
3,340	Tulsa Industrial Authority, Oklahoma, Hospital Revenue Refunding Bonds, Hillcrest Medical Center,	No Opt. Call	AAA	3,731,415
	Series 1996, 6.500%, 6/01/09 - CONNIE LEE/AMBAC Insured

	Pennsylvania - 1.6% (1.0% of Total Investments)
1,530	Beaver Area School District, Beaver County, Pennsylvania, General Obligation Bonds, Series 2001,	7/06 at 100.00	AAA	1,558,137
	5.000%, 1/15/20 - FGIC Insured
5,000	Pennsylvania Economic Development Financing Authority, Senior Lien Resource Recovery Revenue Bonds,	1/06 at 100.00	BBB-	5,041,500
	Northampton Generating Project, Series 1994A, 6.400%, 1/01/09 (Alternative Minimum Tax)
2,600	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2004A, 5.500%, 12/01/31 - AMBAC	12/14 at 100.00	AAA	2,902,354
	Insured

	Puerto Rico - 3.2% (2.0% of Total Investments)
12,390	Puerto Rico, General Obligation and Public Improvement Refunding Bonds, Series 1997, 6.500%,	No Opt. Call	AAA	14,937,136
	7/01/13 - MBIA Insured
3,470	University of Puerto Rico, University System Revenue Bonds, Series 2000O, 5.750%, 6/01/18 - MBIA Insured	6/10 at 100.00	AAA	3,833,274

	Rhode Island - 3.6% (2.3% of Total Investments)
20,000	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	21,611,600
	Series 2002A, 6.250%, 6/01/42

	South Carolina - 4.2% (2.7% of Total Investments)
4,120	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds, Series	8/14 at 100.00	AAA	4,445,892
	2004A, 5.250%, 2/15/23 - MBIA Insured
3,000	Myrtle Beach, South Carolina, Hospitality and Accommodation Fee Revenue Bonds, Series 2004A,	6/14 at 100.00	AAA	3,140,970
	5.000%, 6/01/36 - FGIC Insured
	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1991:
5,000	6.250%, 1/01/21 - FGIC Insured	No Opt. Call	AAA	6,145,100
5,750	4.000%, 1/01/23 - MBIA Insured	1/06 at 100.00	AAA	5,502,405
5,085	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Refunding Bonds, Series 1998A,	No Opt. Call	AAA	5,661,944
	5.500%, 1/01/13 - MBIA Insured

	South Dakota - 0.3% (0.2% of Total Investments)
1,750	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley Hospital and	11/14 at 100.00	A+	1,884,593
	Health System, Series 2004A, 5.500%, 11/01/31

	Tennessee - 0.3% (0.2% of Total Investments)
1,500	Metropolitan Government of Nashville-Davidson County, Tennessee, Electric System Revenue Bonds,	5/08 at 102.00	AA	1,596,375
	Series 1998A, 5.200%, 5/15/23

	Texas - 18.2% (11.8% of Total Investments)
4,500	Alliance Airport Authority, Texas, Special Facilities Revenue Bonds, American Airlines Inc., Series	12/05 at 100.00	CCC	4,045,950
	1990, 7.500%, 12/01/29 (Alternative Minimum Tax)
4,000	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue Bonds,	1/15 at 100.00	AAA	4,163,000
	Series 2005, 5.000%, 1/01/35 - FGIC Insured
3,345	Columbia-Brazoria Independent School District, Texas, Unlimited Tax School Building Bonds, Series	2/09 at 100.00	AAA	3,381,026
	1999, 4.750%, 2/01/25

8,000	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Refunding and Improvement Bonds,	11/11 at 100.00	AAA	8,857,360
	Series 2001A, 5.875%, 11/01/19 (Alternative Minimum Tax) - FGIC Insured

2,250	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Bonds, Series 2004B, 5.000%, 11/01/27	11/14 at 100.00	AAA	2,324,767
	(Alternative Minimum Tax) - FSA Insured

6,000	Garland Housing Finance Corporation, Texas, Multifamily Housing Revenue Bonds, Legacy Pointe	12/11 at 101.00	N/R	6,180,540
	Apartments, Series 2000, 7.500%, 6/01/40 (Alternative Minimum Tax) (Optional put 6/01/14)

7,000	Harris County Health Facilities Development Corporation, Texas, Thermal Utility Revenue Bonds, TECO	11/13 at 100.00	AAA	7,298,690
	Project, Series 2003, 5.000%, 11/15/30 - MBIA Insured

28,305	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	AAA	9,408,016
	Project, Series 2001B, 0.000%, 9/01/28 - AMBAC Insured

7,500	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2002A,	No Opt. Call	AAA	9,191,025
	5.750%, 12/01/32 - FSA Insured

5,000	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 1997D,	12/07 at 102.00	AAA	5,328,150
	5.000%, 12/01/25 (Pre-refunded to 12/01/07) - FGIC Insured

7,015	Liberty County Housing Development Corporation, Texas, Multifamily Housing Revenue Bonds, Series	No Opt. Call	N/R	6,184,564
	1999, 7.250%, 6/01/34 (Optional put 6/01/09)

222	Midland Housing Finance Corporation, Texas, Single Family Mortgage Revenue Refunding Bonds, Series	11/05 at 103.00	Aaa	229,079
	1992A, 8.450%, 12/01/11

	Montgomery Independent School District, Montgomery County, Texas, Unlimited Tax School Building and
	Refunding Bonds, Series 2001:
2,300	5.500%, 2/15/21	2/11 at 100.00	AAA	2,504,562
2,400	5.500%, 2/15/23	2/11 at 100.00	AAA	2,613,456

	Mt. Pleasant Independent School District, Titus County, Texas, General Obligation Refunding Bonds,
	Series 2001:
3,025	5.000%, 2/15/26	8/11 at 100.00	Aaa	3,139,043
3,000	5.125%, 2/15/31	8/11 at 100.00	Aaa	3,120,720

6,000	Raven Hills Higher Education Corporation, Texas, Student Housing Revenue Bonds, Angelo State	8/12 at 100.00	Aaa	6,295,020
	University - Texan Hall LLC, Series 2002A, 5.000%, 8/01/25 - MBIA Insured

3,410	Retama Development Corporation, Texas, Special Facilities Revenue Bonds, Retama Park Racetrack,	12/12 at 100.00	AAA	4,249,065
	Series 1993, 8.750%, 12/15/18 (Pre-refunded to 12/15/12)

1,800	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series	10/12 at 100.00	AA	1,995,804
	2002A, 5.750%, 10/01/21 - RAAI Insured

4,700	Spring Branch Independent School District, Harris County, Texas, Limited Tax Schoolhouse and	2/11 at 100.00	AAA	4,896,930
	Refunding Bonds, Series 2001, 5.125%, 2/01/26

4,150	Texas General Services Commission, Certificates of Participation, Series 1992, 7.500%, 9/01/22	9/05 at 100.00	A	4,214,117

8,500	Travis County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Daughters	11/05 at 100.00	Aaa	8,798,010
	of Charity National Health System, Series 1993B, 6.000%, 11/15/22

	Utah - 6.1% (4.0% of Total Investments)

4,845	Bountiful, Davis County, Utah, Hospital Revenue Refunding Bonds, South Davis Community Hospital	12/08 at 101.00	N/R	4,543,689
	Project, Series 1998, 5.750%, 12/15/18

17,570	Intermountain Power Agency, Utah, Power Supply Revenue Refunding Bonds, Series 1997B, 5.750%,	7/07 at 102.00	AAA	18,742,622
	7/01/19 - MBIA Insured

	Intermountain Power Agency, Utah, Power Supply Revenue Bonds, Series 1996A:
5,065	6.150%, 7/01/14	7/06 at 102.00	A+***	5,339,574
2,935	6.150%, 7/01/14	7/06 at 102.00	A+	3,063,788

1,435	Salt Lake City and Sandy Metropolitan Water District, Utah, Water Revenue Bonds, Series 2004,	7/14 at 100.00	Aaa	1,534,517
	5.000%, 7/01/21 - AMBAC Insured

590	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2000G, 5.875%, 7/01/27	7/10 at 100.00	AA	595,227
	(Alternative Minimum Tax)
	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2001C:
1,985	5.500%, 1/01/18 (Alternative Minimum Tax)	1/11 at 100.00	AA-	2,053,621
600	5.650%, 1/01/21 (Alternative Minimum Tax)	1/11 at 100.00	Aa2	621,090

	Virginia - 1.7% (1.1% of Total Investments)
8,190	Hampton, Virginia, Revenue Bonds, Convention Center Project, Series 2002, 5.000%, 1/15/35 - AMBAC	1/13 at 100.00	AAA	8,539,222
	Insured
1,775	Virginia Transportation Board, Transportation Revenue Refunding Bonds, U.S. Route 58 Corridor	5/07 at 101.00	AA+	1,851,733
	Development Program, Series 1997C, 5.125%, 5/15/19

	Washington - 10.2% (6.5% of Total Investments)
1,855	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Bonds,	7/09 at 101.00	AA	2,031,392
	Series 1999A, 6.200%, 7/01/34 (Alternative Minimum Tax)
1,655	Everett, Washington, Limited Tax General Obligation Bonds, Series 1997, 5.125%, 9/01/17 - FSA Insured	9/07 at 100.00	Aaa	1,719,098
6,000	Grant County Public Utility District 2, Washington, Revenue Bonds, Wanapum Hydroelectric	1/15 at 100.00	AAA	6,296,280
	Development, Series 2005A, 5.000%, 1/01/34 - FGIC Insured
1,612	Skagit County Housing Authority, Washington, GNMA Collateralized Mortgage Loan Nursing Facility	11/05 at 103.00	AAA	1,679,672
	Revenue Bonds, Sea Mar Community Health Centers, Series 1993, 7.000%, 6/20/35
1,500	Snohomish County School District 6, Mukilteo, Washington, Unlimited Tax General Obligation and	No Opt. Call	AAA	1,699,425
	Refunding Bonds, Series 1993, 5.700%, 12/01/12 - FGIC Insured
8,155	Tacoma, Washington, Electric System Revenue Refunding Bonds, Series 2001A, 5.750%, 1/01/20 - FSA	1/11 at 101.00	AAA	9,048,870
	Insured
4,705	Tacoma, Washington, Sewerage Revenue Refunding Bonds, Series 1994B, 8.000%, 12/01/08 - FGIC	No Opt. Call	AAA	5,410,938
	Insured
4,740	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	BBB	5,249,455
	Series 2002, 6.500%, 6/01/26
2,000	Washington State Healthcare Facilities Authority, Revenue Bonds, Highline Community Hospital,	8/08 at 102.00	AA	2,045,540
	Series 1998, 5.000%, 8/15/21 - RAAI Insured
1,000	Washington State Healthcare Facilities Authority, Revenue Bonds, Harrison Memorial Hospital, Series	8/13 at 102.00	AAA	1,051,920
	1998, 5.000%, 8/15/28 - AMBAC Insured
	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 2, Series 1990A:
6,080	7.250%, 7/01/06	No Opt. Call	Aaa	6,330,982
395	7.250%, 7/01/06	No Opt. Call	Aaa	410,780
11,000	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 3, Series 1993B,	No Opt. Call	Aaa	12,457,390
	7.000%, 7/01/09
4,700	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 3, Series 1998A,	7/08 at 102.00	Aaa	4,995,865
	5.125%, 7/01/18

	Wisconsin - 1.3% (0.9% of Total Investments)
7,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Healthcare Inc.,	2/12 at 101.00	AAA	7,944,371
	Series 2002A, 5.250%, 2/15/32 - MBIA Insured

$936,913	Total Long-Term Investments (cost $864,303,742) - 154.7%			919,107,432

	Short-Term Investments - 0.7% (0.4% of Total Investments)
960	Clark County School District, Nevada, General Obligation Bonds, Variable Rate Demand Obligations,		A-1+	960,000
	Series 2001B, 2.190%, 6/15/21 - FSA Insured †
2,950	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Bethesda Healthcare System,		VMIG-1	2,950,000
	Adjustable Rate Demand Obligations, Series 2001, 2.330%, 12/01/31 †

$3,910	Total Short-Term Investments (cost $3,910,000)			3,910,000

	Total Investments (cost $868,213,742) - 155.4%			923,017,432
	Other Assets Less Liabilities - 1.6%			9,358,562

	Preferred Shares, at Liquidation Value - (57.0)%			(338,400,000)

	Net Assets Applicable to Common Shares - 100%			$593,975,994

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.
†	Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on investment transactions.

At July 31, 2005, the cost of investments was $867,690,017.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2005, were as follows:

Gross unrealized:
Appreciation	$57,805,169
Depreciation	(2,477,754)

Net unrealized appreciation of investments	$55,327,415

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Premium Income Municipal Fund 4, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         09/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         09/29/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         09/29/05

* Print the name and title of each signing officer under his or her signature.